Investment Securities (Narrative) (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 61,902,000,000	¥ 23,566,000,000
Gross realized losses on sales of Available-for-sale debt securities	18,169,000,000	¥ 22,621,000,000
Other debt securities
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities	¥ 0